LONG-TERM INVESTMENTS - Available for sale debt securities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM INVESTMENTS
Initial cost	¥ 138,756	¥ 138,756
Net cumulative fair value adjustments	(36,882)	(24,324)
Carrying value	101,874	114,432
Shanghai Jiayang Information System Co., Ltd
LONG-TERM INVESTMENTS
Initial cost	55,000	55,000
Net cumulative fair value adjustments	8,647	6,426
Carrying value	63,647	61,426
Guangzhou Tale Base Technology Co., Ltd
LONG-TERM INVESTMENTS
Initial cost	31,400	31,400
Net cumulative fair value adjustments	(8,999)	(1,636)
Carrying value	22,401	29,764
Beijing Lingdai
LONG-TERM INVESTMENTS
Initial cost	31,980	31,980
Net cumulative fair value adjustments	(16,154)	(13,999)
Carrying value	15,826	17,981
Others
LONG-TERM INVESTMENTS
Initial cost	20,376	20,376
Net cumulative fair value adjustments	¥ (20,376)	(15,115)
Carrying value		¥ 5,261